Other Receivables (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Other Receivables
VAT recoverable	$ 8,135,639	¥ 52,829,584	¥ 64,888,300
Deposit for loan guarantee	446,594	2,900,000	5,400,000
Others	508,631	3,302,854	3,304,917
Total other receivables	9,090,864	59,032,438	73,593,217
Input VAT paid for purchase of corn but not yet validated by the PRC Taxing Authority	$ 7,709,034	¥ 50,059,386	¥ 57,950,944